Notes to the consolidated balance sheet - Breakdown of expense recognized for the period (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes to the consolidated balance sheet
Service cost for the period	€ (90)	€ (237)
Interest cost for the period	(23)	(14)
Benefits for the period		21
Total	€ (113)	€ (230)